ORDINARY SHARE (Details) - USD ($)			12 Months Ended
	May 17, 2021	Aug. 18, 2020	Dec. 31, 2022	Dec. 31, 2021
ORDINARY SHARE
Authorized share capital			$ 500,000
Ordinary shares, authorized			5,000,000,000
Class A Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized			4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, outstanding			137,719,542	137,138,810
Class B Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized			50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Shares converted to Class A ordinary shares (in shares)	1,440,000	1,260,000
Ordinary shares, outstanding			16,542,020	16,542,020
Other classes, Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized			50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001